Commitment (Details) - Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment [Abstract]
Approved and contracted for	RM 8,690	$ 1,843